Restricted Cash (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Restricted cash
Total restricted cash	$ 3,251	$ 2,909
Retention account
Restricted cash
Total restricted cash	2,821	2,909
Restricted deposits
Restricted cash
Total restricted cash	$ 430